FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Sep. 30, 2023
Condensed Financial Information Disclosure [Abstract]
SCHEDULE OF PARENT COMPANY FINANCIAL STATEMENTS

	September 30, 2023	September 30, 2022

ASSETS
CURRENT ASSETS
Cash	$867	$1,221
Acquisition deposit	1,000,000	1,000,000
Due from subsidiaries	10,998,557	9,402,525
Prepaid expenses and other current assets	(22,920)	42,749
TOTAL CURRENT ASSETS	11,976,504	10,446,495

NON-CURRENT ASSETS
Investment in subsidiaries	23,507,948	19,115,509

TOTAL ASSETS	$35,484,452	$29,562,004

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$-	$-

COMMITMENTS AND CONTINGENCIES		-

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 11,738,662 and 8,396,226 shares issued and outstanding as of September 30, 2023 and 2022, respectively	$1,117	$840
Additional paid-in capital	18,182,202	15,711,450
Retained earnings	20,980,978	16,480,885
Accumulated other comprehensive income (loss)	(3,679,845)	(2,631,171)
Total Bon Natural Life Limited shareholders’ equity	35,484,452	29,562,004

Total liabilities and Bon Natural Life Limited shareholders’ equity	$35,484,452	$29,562,004

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME

	For the Years Ended September 30,
	2023	2022	2021
General and administrative expenses	$(846,930)	$(972,215)	$(68,722
Interest income	2	5	13
Equity in earnings of subsidiaries and VIEs	5,442,910	7,209,698	4,659,512

NET INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	4,595,982	6,237,488	4,590,803
Foreign currency translation adjustment	(1,050,274)	(2,853,392)	610,323
COMPREHENSIVE INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	$3,545,708	$3,384,096	$5,201,126

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended September 30,
	2023	2022	2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$4,595,982	$6,237,488	$4,590,803
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiaries and VIEs	(5,442,910)	(7,209,698)	(4,659,512)
Amortization of stock-based compensation	131,092	170,883	44,910
Issuance of ordinary shares for services	218,304	-	-
Changes in operating assets and liabilities:
Payables due to subsidiaries	(1,596,032)	597,475
Prepaid expenses and other current assets	65,669	(40,148)	(2,600
Net cash used in operating activities	(2,027,898)	(244,000)	(26,399

CASH FLOWS FROM INVESTING ACTIVITIES:
Payment of acquisition deposit	-	-	(1,000,000
Net cash used in investing activities	-	-	(1,000,000

CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of ordinary shares	2,027,544	-	11,271,480
Proceeds from exercise of stock options	-	140
Cash lent to subsidiaries and VIE	-	-	(10,000,000
Net cash provided by (used in) financing activities	2,027,544	140	1,271,480

CHANGES IN CASH	(354)	(243,860)	245,081

CASH beginning of year	1,221	245,081	-

CASH, end of year	$867	$1,221	$245,081